Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2019 and 2018, the Company’s intangible asset consisted of the following:

	December 31,
	2019	2018
Patent	$-	$1,100,000
Less: accumulated amortization	-	(433,533)
Total	$-	$666,467